Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

					Value of initial fixed $100 investment based on:
Year	Summary Compensation table total for CEO (1)	Compensation actually paid to CEO	Average summary compensation table total for non-CEO NEOs (2)	Average compensation actually paid to non-CEO NEOs	Total shareholder return	Peer group total shareholder return (3)	Net income	Return on average equity
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023 (4)	$2,839,538	$4,982,645	$2,768,869	$3,191,500	$340	$109	$279,234,000	17.63%
2022 (5)	$1,908,889	$2,317,600	$3,038,319	$3,227,061	$192	$99	$219,721,000	17.21%
2021 (6)	$1,549,064	$2,159,020	$4,922,427	$5,895,969	$246	$120	$227,104,000	22.07%
2020 (7)	$1,578,683	$1,842,387	$2,984,136	$3,225,454	$143	$87	$180,533,000	25.09%

(1)	Our Chief Executive Officer for each of 2023, 2022, 2021, and 2020 was Mr. Petrie.
(2)	Our Non-Chief Executive Officers for 2023 and 2022 were Messrs. Dunlap, Dury, Macke, and Schroeter. Our Non-Chief Executive Officers for 2021 and 2020 were Messrs. Dunlap and Dury.
(3)	The peer group used was the Nasdaq Bank Index.
(4)	The compensation actually paid for Principal Executive Officer and our Non- Principal Executive Officers in 2023 includes portions of equity awards from 2022, 2021, and 2020 that vested that year.
(5)	The compensation actually paid for Principal Executive Officer and our Non- Principal Executive Officers in 2022 includes portions of equity awards from 2021, 2020, and 2019 that vested that year.
(6)	The compensation actually paid for Principal Executive Officer and our Non- Principal Executive Officers in 2021 includes portions of equity awards from 2020, 2019, and 2018 that vested that year.
(7)	The compensation actually paid for Principal Executive Officer and our Non-Principal Executive Officers in 2020 includes portions of equity awards from 2019, 2018, and 2017 that vested that year.

The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

Reconciliation:	CEO				Non-CEO Executive Officers (Averages)
Year	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$2,839,538	$1,908,889	$1,549,064	$1,578,683	$2,768,869	$3,038,319	$4,922,427	$2,984,136
Less: Grant Date Value of Stock Awards in Fiscal Year	$(954,001)	$(858,507)	$(728,014)	$(656,264)	$(320,659)	$(289,006)	$(400,405)	$(319,391)
Add: Changes in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Year and Fiscal Year	$3,097,108	$1,267,218	$1,337,970	$919,968	$743,291	$477,747	$1,373,946	$560,709
Compensation Actually Paid	$4,982,645	$2,317,600	$2,159,020	$1,842,387	$3,191,500	$3,227,061	$5,895,969	$3,225,454

Company Selected Measure Name	Return on average equity
Named Executive Officers, Footnote	(1)Our Chief Executive Officer for each of 2023, 2022, 2021, and 2020 was Mr. Petrie.(2)Our Non-Chief Executive Officers for 2023 and 2022 were Messrs. Dunlap, Dury, Macke, and Schroeter. Our Non-Chief Executive Officers for 2021 and 2020 were Messrs. Dunlap and Dury.
Peer Group Issuers, Footnote	(3)The peer group used was the Nasdaq Bank Index.
PEO Total Compensation Amount	$ 2,839,538	$ 1,908,889	$ 1,549,064	$ 1,578,683
PEO Actually Paid Compensation Amount	$ 4,982,645	2,317,600	2,159,020	1,842,387
Adjustment To PEO Compensation, Footnote

The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

Reconciliation:	CEO				Non-CEO Executive Officers (Averages)
Year	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$2,839,538	$1,908,889	$1,549,064	$1,578,683	$2,768,869	$3,038,319	$4,922,427	$2,984,136
Less: Grant Date Value of Stock Awards in Fiscal Year	$(954,001)	$(858,507)	$(728,014)	$(656,264)	$(320,659)	$(289,006)	$(400,405)	$(319,391)
Add: Changes in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Year and Fiscal Year	$3,097,108	$1,267,218	$1,337,970	$919,968	$743,291	$477,747	$1,373,946	$560,709
Compensation Actually Paid	$4,982,645	$2,317,600	$2,159,020	$1,842,387	$3,191,500	$3,227,061	$5,895,969	$3,225,454

Non-PEO NEO Average Total Compensation Amount	$ 2,768,869	3,038,319	4,922,427	2,984,136
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,191,500	3,227,061	5,895,969	3,225,454
Adjustment to Non-PEO NEO Compensation Footnote

The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

Reconciliation:	CEO				Non-CEO Executive Officers (Averages)
Year	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$2,839,538	$1,908,889	$1,549,064	$1,578,683	$2,768,869	$3,038,319	$4,922,427	$2,984,136
Less: Grant Date Value of Stock Awards in Fiscal Year	$(954,001)	$(858,507)	$(728,014)	$(656,264)	$(320,659)	$(289,006)	$(400,405)	$(319,391)
Add: Changes in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Year and Fiscal Year	$3,097,108	$1,267,218	$1,337,970	$919,968	$743,291	$477,747	$1,373,946	$560,709
Compensation Actually Paid	$4,982,645	$2,317,600	$2,159,020	$1,842,387	$3,191,500	$3,227,061	$5,895,969	$3,225,454

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	CAP and the Company’s Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Return on Average Equity
Total Shareholder Return Vs Peer Group
Tabular List, Table

The most important financial performance measures we used in 2023 to set the compensation for our Principal Executive Officer and our Non-Principal Executive Officers were total revenue, earnings per common share, and return on average equity.

Total Shareholder Return Amount	$ 340	192	246	143
Peer Group Total Shareholder Return Amount	109	99	120	87
Net Income (Loss)	$ 279,234,000	$ 219,721,000	$ 227,104,000	$ 180,533,000
Company Selected Measure Amount	17.63	17.21	22.07	25.09
PEO Name	Mr. Petrie.
Measure:: 1
Pay vs Performance Disclosure
Name	revenue
Measure:: 2
Pay vs Performance Disclosure
Name	earnings per common share
Measure:: 3
Pay vs Performance Disclosure
Name	return on average equity.
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (954,001)	$ (858,507)	$ (728,014)	$ (656,264)
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,097,108	1,267,218	1,337,970	919,968
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(320,659)	(289,006)	(400,405)	(319,391)
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 743,291	$ 477,747	$ 1,373,946	$ 560,709